Shareholder Report	12 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Rutland Square Trust II
Entity Central Index Key	0001364924
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Strategic Advisers Alternatives Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Alternatives Fund
Class Name	Strategic Advisers® Alternatives Fund
Trading Symbol	FSLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Alternatives Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Alternatives Fund	$ 15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025. U.S. taxable investment-grade bonds also posted a solid advance. The Federal Reserve's decision to cut its policy interest rate aided bonds in the first half of the period. During the second half, a modest rotation out of U.S. equities sparked demand for fixed-income investments.
•The Fund is designed to achieve low correlation with stocks over a full market cycle. It accomplished that goal this period, in addition to meeting its volatility target.
•The portfolio's investments are organized into four categories: Return-seeking, Diversifying, Trend and Defensive. Overall, Diversifying managers added the most value, led by Fidelity® SAI Convertible Arbitrage Fund (+13%) and BlackRock Global Equity Market Neutral Fund (+17%).
•Fidelity SAI Convertible Arbitrage, along with Absolute Convertible Arbitrage Fund (+8%) - another manager pursuing a similar strategy - benefited from positive carry on their holdings.
•Exposures across various sectors in both the U.S. and Europe, driven by sentiment signals, fueled the performance of BlackRock Global Equity Market Neutral Fund.
•The Systematic Global Macro mandate from sub-adviser Capital Fund Management (+16%) was another notable standout. This manager's long exposures to natural gas and crude oil, the U.S. dollar, along with equity markets in the U.S. and China, drove its result.
•Eaton Vance Global Macro Absolute Return Advantage Fund (+10%) also helped due to this manager's fixed-income and currency stakes in Eastern Europe, Africa and Latin America.
•On the downside, two trend-following strategies worked against the portfolio: a sub-advised mandate from PIMCO (-13%) and American Beacon AHL Managed Futures Strategy Fund (-10%) Both struggled due to unfavorable positioning in commodities, U.S. equities and the greenback.
•John Hancock Diversified Macro Fund (-13%) - in the Diversifying group - also detracted for similar reasons. We reallocated assets away from this manager in favor of others this period.
•In terms of notable positioning changes, we funded Capital Fund Management as a sub-adviser in July 2024. This strategy seeks to capitalize on macro themes affecting financial assets using directional and relative-value trading strategies. We also added BlackRock Global Equity Market Neutral Fund and Federated Hermes MDT Market Neutral Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 12, 2022 through May 31, 2025. Initial investment of $10,000. Strategic Advisers® Alternatives Fund $10,000 $9,989 $10,546 $11,212 ICE® BofA® US 3-Month Treasury Bill Index $10,000 $10,311 $10,874 $11,392 Bloomberg U.S. Aggregate Bond Index $10,000 $9,905 $10,034 $10,582 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Strategic Advisers® Alternatives Fund 6.32% 4.04% ICE® BofA® US 3-Month Treasury Bill Index 4.76% 4.62% Bloomberg U.S. Aggregate Bond Index 5.46% 1.98% A From July 12, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 12, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,828,292,191
Holdings Count | shares	1,176
Advisory Fees Paid, Amount	$ 3,269,832
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$2,828,292,191
Number of Holdings	1,176
Total Advisory Fee	$3,269,832
Portfolio Turnover	109%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 59.7 Swaps 39.6 Options 0.0 Forward Foreign Currency Contracts 14.9 Alternative Funds 33.0 Fixed-Income Funds 4.4 Corporate Bonds 0.4 Asset-Backed Securities 0.2 U.S. Treasury Obligations 0.1 CMOs and Other Mortgage Related Securities 0.1 Options 0.0 U.S. Government Agency - Mortgage Securities 0.0 Foreign Government and Government Agency Obligations 0.0 Futures Contracts 27.9 Swaps 18.5 Forward Foreign Currency Contracts 7.0 Short-Term Investments and Net Other Assets (Liabilities) 8.4 ASSET ALLOCATION (% of Fund's Total Exposure) Alternative Funds - 33.0 Fixed-Income Funds - 4.4 Corporate Bonds - 0.4 Asset-Backed Securities - 0.2 U.S. Treasury Obligations - 0.1 CMOs and Other Mortgage Related Securities - 0.1 Options - 0.0 U.S. Government Agency - Mortgage Securities - 0.0 Foreign Government and Government Agency Obligations - 0.0 Futures Contracts - 27.9 Swaps - 18.5 Forward Foreign Currency Contracts - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI Convertible Arbitrage Fund 15.9 BlackRock Global Equity Market Neutral Fund A Shares 9.5 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 9.5 Stone Ridge Diversified Alternatives Fund Class I 9.4 BlackRock Systematic Multi-Strategy Fund Investor A Shares 9.4 Fidelity Investments Money Market Government Portfolio - Institutional Class 8.8 Federated Hermes MDT Market Neutral Fund A Shares 7.2 State Street Institutional U.S. Government Money Market Fund Premier Class 6.0 Absolute Convertible Arbitrage Fund Investor Shares 5.9 The Merger Fund Class A 5.1 86.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee	Strategic Advisers entered into new sub-advisory agreements on behalf of the fund during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee
Material Fund Change Adviser [Text Block]	Strategic Advisers entered into new sub-advisory agreements on behalf of the fund during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec